Core Bond Series

Core Bond Series

The sub-section titled "Investment Goal" in the Core Bond Series' Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.